UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

January 31, 2017

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectuses and Statement of Additional Information with respect to the Iron Strategic Income Fund and Iron Equity Premium Income Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 378 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 378 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Assistant Secretary